UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 94.2%

Aerospace & Defense — 1.1%
BAE Systems PLC	4,385,870	$29,408,510
Lockheed Martin Corp.	228,415	67,119,748
Northrop Grumman Corp.	498,905	130,688,164

		227,216,422
Banks — 14.8%
Bank of America Corp.	21,579,421	593,434,078
Citigroup, Inc.	9,788,555	640,758,810
JPMorgan Chase & Co.	7,370,255	803,505,200
U.S. Bancorp	5,066,975	264,850,783
Wells Fargo & Co.	12,733,020	677,778,655

		2,980,327,526
Beverages — 1.9%
Diageo PLC	4,981,525	172,218,874
PepsiCo, Inc.	1,769,334	198,837,755

		371,056,629
Building Products — 0.8%
Johnson Controls International PLC	4,855,370	155,226,179
Resideo Technologies, Inc.(a)	267,498	5,630,833

		160,857,012
Capital Markets — 3.8%
Charles Schwab Corp.	1,777,068	82,171,624
Goldman Sachs Group, Inc.	1,032,261	232,640,662
Morgan Stanley	6,406,213	292,507,686
State Street Corp.	2,151,790	147,935,562

		755,255,534
Chemicals — 0.9%
DowDuPont, Inc.	3,444,872	185,747,498

Communications Equipment — 1.6%
Cisco Systems, Inc.	2,592,027	118,585,235
Motorola Solutions, Inc.	1,621,106	198,682,752

		317,267,987
Construction Materials — 0.6%
CRH PLC	4,097,960	122,367,165

Containers & Packaging — 0.3%
International Paper Co.	1,259,877	57,148,021

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.	2,993,903	60,746,292

Diversified Telecommunication Services — 4.2%
BCE, Inc.	1,182,467	45,974,317
Verizon Communications, Inc.	14,121,436	806,192,781

		852,167,098
Electric Utilities — 3.9%
Edison International	1,280,262	88,837,380
FirstEnergy Corp.	6,809,616	253,862,484
NextEra Energy, Inc.	1,122,962	193,710,945

Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.(a)	5,324,138	$249,222,900

		785,633,709
Electrical Equipment — 0.0%
nVent Electric PLC	276,742	6,758,040

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	1,395,935	125,648,109

Food Products — 1.7%
Danone SA	364,232	25,792,490
Kellogg Co.	2,029,608	132,898,732
Mondelez International, Inc., Class A	1,743,450	73,190,031
Nestle SA, Registered Shares	1,294,220	109,262,042

		341,143,295
Health Care Equipment & Supplies — 3.3%
Koninklijke Philips NV	10,127,988	377,731,766
Medtronic PLC	3,184,770	286,056,041

		663,787,807
Health Care Providers & Services — 7.9%
Aetna, Inc.	1,768,999	350,969,401
Anthem, Inc.	2,143,609	590,714,332
Cardinal Health, Inc.	1,391,746	70,422,348
CVS Health Corp.	1,429,402	103,474,411
Humana, Inc.	301,413	96,575,739
McKesson Corp.	1,236,828	154,306,661
UnitedHealth Group, Inc.	832,899	217,678,154

		1,584,141,046
Household Products — 1.4%
Newell Brands, Inc.	5,561,810	88,321,543
Procter & Gamble Co.	1,990,295	176,499,361

		264,820,904
Industrial Conglomerates — 2.8%
3M Co.	648,178	123,322,346
General Electric Co.	11,869,511	119,882,061
Honeywell International, Inc.	1,604,991	232,434,797
Siemens AG, Registered Shares	696,360	80,044,367

		555,683,571
Insurance — 5.8%
American International Group, Inc.	6,861,697	283,319,469
Arthur J Gallagher & Co.	1,775,895	131,433,989
Brighthouse Financial, Inc.(a)	430,160	17,047,241
Marsh & McLennan Cos., Inc.	1,811,128	153,493,098
MetLife, Inc.	9,007,241	371,008,257

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	1,711,961	$214,217,680

		1,170,519,734
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	1,569,289	108,328,020

Leisure Products — 0.3%
Mattel, Inc.(a)	4,917,752	66,783,072

Machinery — 0.3%
Pentair PLC	1,198,269	48,110,500

Media — 1.9%
Comcast Corp., Class A	9,775,540	372,839,096

Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	3,493,264	186,645,096

Multiline Retail — 0.3%
Dollar General Corp.	599,419	66,763,288

Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	1,717,737	91,383,608
BP PLC	55,793,656	403,037,653
Devon Energy Corp.	4,964,628	160,853,947
Enterprise Products Partners LP	9,134,231	244,980,076
Hess Corp.	2,603,927	149,465,410
Marathon Oil Corp.	3,953,177	75,070,831
Marathon Petroleum Corp.	2,928,289	206,297,960
ONEOK, Inc.	2,336,373	153,266,069
Suncor Energy, Inc.	13,531,004	450,717,743
TOTAL SA — ADR	1,422,891	83,381,413
Williams Cos., Inc.	8,832,285	214,889,494

		2,233,344,204
Personal Products — 0.6%
Unilever NV — NY Shares	2,243,680	120,665,110

Pharmaceuticals — 9.6%
AstraZeneca PLC	5,119,780	391,610,045
Bayer AG, Registered Shares	1,818,990	139,430,000
Merck & Co., Inc.	4,582,284	337,301,925
Novartis AG, ADR	1,587,950	138,882,107
Novo Nordisk A/S — ADR	3,147,489	135,908,575

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	18,352,030	$790,238,412

		1,933,371,064
Professional Services — 0.4%
Experian PLC	3,797,223	87,333,071

Road & Rail — 0.5%
Union Pacific Corp.	709,526	103,746,892

Semiconductors & Semiconductor Equipment — 1.8%
QUALCOMM, Inc.	4,094,597	257,509,206
Taiwan Semiconductor Manufacturing Co. Ltd.	13,333,000	100,095,926

		357,605,132
Software — 5.4%
Constellation Software, Inc.	134,839	92,799,181
Microsoft Corp.	4,386,486	468,520,570
Oracle Corp.	10,688,236	522,013,446

		1,083,333,197
Specialty Retail — 0.7%
Lowe’s Cos., Inc.	1,549,335	147,527,679

Technology Hardware, Storage & Peripherals — 0.9%
Lenovo Group Ltd.	121,356,000	77,399,778
Samsung Electronics Co. Ltd.	2,705,676	101,289,118

		178,688,896
Tobacco — 1.3%
Altria Group, Inc.	3,961,332	257,645,033

Total Long-Term Investments — 94.2% (Cost — $14,006,153,726)		18,941,022,749

Short-Term Securities — 5.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(b)(c)	1,190,480,530	1,190,480,530

Total Short-Term Securities — 5.9% (Cost — $1,190,480,530)		1,190,480,530

Total Investments — 100.1% (Cost — $15,196,634,256)		20,131,503,279
Liabilities in Excess of Other Assets — (0.1)%		(10,711,866)

Net Assets — 100.0%		$20,120,791,413

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Equity Dividend Fund

(c)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain(Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,164,090,600	26,389,930	1,190,480,530	$1,190,480,530	$5,593,148	$—	$—

(a)	Includes net capital gain distributions, if applicable

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$197,807,912	$29,408,510	$—	$227,216,422
Banks	2,980,327,526	—	—	2,980,327,526

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Beverages	$198,837,755	$172,218,874	$—	$371,056,629
Building Products	160,857,012	—	—	160,857,012
Capital Markets	755,255,534	—	—	755,255,534
Chemicals	185,747,498	—	—	185,747,498
Communications Equipment	317,267,987	—	—	317,267,987
Construction Materials	—	122,367,165	—	122,367,165
Containers & Packaging	57,148,021	—	—	57,148,021
Diversified Financial Services	60,746,292	—	—	60,746,292
Diversified Telecommunication Services	852,167,098	—	—	852,167,098
Electric Utilities	785,633,709	—	—	785,633,709
Electrical Equipment	6,758,040	—	—	6,758,040
Electronic Equipment, Instruments & Components	125,648,109	—	—	125,648,109
Food Products	206,088,763	135,054,532	—	341,143,295
Health Care Equipment & Supplies	286,056,041	377,731,766	—	663,787,807
Health Care Providers & Services	1,584,141,046	—	—	1,584,141,046
Household Products	264,820,904	—	—	264,820,904
Industrial Conglomerates	475,639,204	80,044,367	—	555,683,571
IT Services	108,328,020	—	—	108,328,020
Insurance	1,170,519,734	—	—	1,170,519,734
Leisure Products	66,783,072	—	—	66,783,072
Machinery	48,110,500	—	—	48,110,500
Media	372,839,096	—	—	372,839,096
Multi-Utilities	186,645,096	—	—	186,645,096
Multiline Retail	66,763,288	—	—	66,763,288
Oil, Gas & Consumable Fuels	1,830,306,551	403,037,653	—	2,233,344,204
Personal Products	120,665,110	—	—	120,665,110
Pharmaceuticals	1,402,331,019	531,040,045	—	1,933,371,064
Professional Services	—	87,333,071	—	87,333,071
Road & Rail	103,746,892	—	—	103,746,892
Semiconductors & Semiconductor Equipment	257,509,206	100,095,926	—	357,605,132
Software	1,083,333,197	—	—	1,083,333,197
Specialty Retail	147,527,679	—	—	147,527,679
Technology Hardware, Storage & Peripherals	—	178,688,896	—	178,688,896
Tobacco	257,645,033	—	—	257,645,033
Short-Term Investment Fund	1,190,480,530	—	—	1,190,480,530

	$17,914,482,474	$2,217,020,805	$—	$20,131,503,279

During the period ended October 31, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 19, 2018